Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 1,364.80
Interest Amount	0.15
Total Offset Amount	0.00
Net Fee	$ 1,364.95
Total Fee and Interest Amount	1,364.95